Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Deficiency) (Unaudited) - USD ($) $ in Thousands	Share Capital [Member]	Warrants [Member]	Other Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2018	$ 222,335		$ 89,342	$ (309,781)	$ 11	$ 1,907
Balance, shares at Dec. 31, 2018	16,440,760
Statement Line Items [Line Items]
Net income (loss)				(5,036)		(5,036)
Other comprehensive loss: Foreign currency translation adjustments					351	351
Other comprehensive loss: Actuarial (loss) on defined benefit plan (note 12)				(2,027)		(2,027)
Comprehensive (loss)				(7,063)	351	(6,712)
Reclassification of warrant liability to equity (note 11(b))
Issuance of common shares and warrants, net of transaction costs (note 13)	$ 1,290					1,290
Issuance of common shares and warrants, net of transaction costs, shares (note 13)	3,325,000
Exercise of warrants, stock options and deferred share units	$ 906		(329)			577
Exercise of warrants, stock options and deferred share units, shares	228,750
Share-based compensation costs (note 14)			745			745
Balance at Sep. 30, 2019	$ 224,531		89,758	(316,844)	362	(2,193)
Balance, shares at Sep. 30, 2019	19,994,510
Balance at Jun. 30, 2019	$ 223,140		89,824	(315,977)	(15)	(3,560)
Balance, shares at Jun. 30, 2019	16,632,410
Statement Line Items [Line Items]
Net income (loss)				(331)		(331)
Other comprehensive loss: Foreign currency translation adjustments					377	377
Other comprehensive loss: Actuarial (loss) on defined benefit plan (note 12)				(536)		(536)
Comprehensive (loss)				(867)	377	(490)
Issuance of common shares and warrants, net of transaction costs (note 13)	$ 1,290					1,290
Issuance of common shares and warrants, net of transaction costs, shares (note 13)	3,325,000
Exercise of deferred share units (note 13)	$ 101		(121)			(20)
Exercise of deferred share units (note 13), shares	37,100
Share-based compensation costs (note 14)			55			55
Balance at Sep. 30, 2019	$ 224,531		89,758	(316,844)	362	(2,193)
Balance, shares at Sep. 30, 2019	19,994,510
Balance at Dec. 31, 2019	$ 224,528		89,806	(316,891)	94	(2,463)
Balance, shares at Dec. 31, 2019	19,994,510
Statement Line Items [Line Items]
Net income (loss)				(3,807)		(3,807)
Other comprehensive loss: Foreign currency translation adjustments					(482)	(482)
Other comprehensive loss: Actuarial (loss) on defined benefit plan (note 12)				(665)		(665)
Comprehensive (loss)				(4,472)	(482)	(4,954)
Reclassification of warrant liability to equity (note 11(b))		7,377				7,377
Issuance of common shares and warrants, net of transaction costs (note 13)	$ 10,480	5,025	(362)			15,143
Issuance of common shares and warrants, net of transaction costs, shares (note 13)	42,684,103
Share-based compensation costs (note 14)			45			45
Balance at Sep. 30, 2020	$ 235,008	12,402	89,489	(321,363)	(388)	15,148
Balance, shares at Sep. 30, 2020	62,678,613
Balance at Jun. 30, 2020	$ 226,724	4,237	89,467	(319,592)	95	931
Balance, shares at Jun. 30, 2020	23,584,071
Statement Line Items [Line Items]
Net income (loss)				(1,136)		(1,136)
Other comprehensive loss: Foreign currency translation adjustments					(483)	(483)
Other comprehensive loss: Actuarial (loss) on defined benefit plan (note 12)				(635)		(635)
Comprehensive (loss)				(1,771)	(483)	(2,254)
Reclassification of warrant liability to equity (note 11(b))		3,140				3,140
Issuance of common shares and warrants, net of transaction costs (note 13)	$ 8,284	5,025				13,309
Issuance of common shares and warrants, net of transaction costs, shares (note 13)	39,094,542
Share-based compensation costs (note 14)			22			22
Balance at Sep. 30, 2020	$ 235,008	$ 12,402	$ 89,489	$ (321,363)	$ (388)	$ 15,148
Balance, shares at Sep. 30, 2020	62,678,613